Leases - Disclosure Of Quantitative Information About Right of use Assets Explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Balance	₩ 21,600,130	₩ 16,201,960
Additions other than through business combinations, property, plant and equipment	5,908,102	8,605,551
Depreciation	(3,268,779)	(3,123,659)
Impairment loss	(1,550,430)	(43,601)
Increase (decrease) through net exchange differences, property, plant and equipment	131,862	40,010
Balance	22,087,645	21,600,130
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	461,828	460,511
Balance	454,035	461,828
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	264,237	56,722
Depreciation	(239,762)	(169,739)
Impairment loss	(28,509)
Increase (decrease) through net exchange differences, property, plant and equipment	1,643	312
Balance	260,579	264,237
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	142,040
Additions other than through business combinations, property, plant and equipment	29,733
Depreciation	(51,063)
Retirements, property, plant and equipment	(3,594)
Impairment loss	(4,302)
Increase (decrease) through net exchange differences, property, plant and equipment	436
Balance	113,250	142,040
Right-of-use assets [member] | Buildings And Structures [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	75,777
Additions other than through business combinations, property, plant and equipment	19,743
Depreciation	(39,376)
Retirements, property, plant and equipment	(3,056)
Impairment loss	(248)
Increase (decrease) through net exchange differences, property, plant and equipment	373
Balance	53,213	75,777
Right-of-use assets [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	53,960
Additions other than through business combinations, property, plant and equipment	1,890
Depreciation	(2,272)
Impairment loss	(3,833)
Increase (decrease) through net exchange differences, property, plant and equipment	9
Balance	49,754	53,960
Right-of-use assets [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,111
Additions other than through business combinations, property, plant and equipment	2,882
Depreciation	(1,305)
Retirements, property, plant and equipment	(538)
Impairment loss	(20)
Increase (decrease) through net exchange differences, property, plant and equipment	17
Balance	2,147	1,111
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	10,800
Additions other than through business combinations, property, plant and equipment	4,971
Depreciation	(7,760)
Impairment loss	(193)
Increase (decrease) through net exchange differences, property, plant and equipment	30
Balance	7,848	10,800
Right-of-use assets [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	392
Additions other than through business combinations, property, plant and equipment	247
Depreciation	(350)
Impairment loss	(8)
Increase (decrease) through net exchange differences, property, plant and equipment	7
Balance	₩ 288	₩ 392